ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

3.

ACCOUNTS RECEIVABLE

Accounts receivable at June 30, 2012 and 2011 was as follows:

	2012	2011
Accounts receivable	$95,685	$141,609
Allowance for doubtful accounts	(40,525)	(37,785)
	$55,160	$103,824

Bad debt expense on trade accounts receivable for 2012 and 2011 was $2,739 and $13,865, respectively.